Cover	Nov. 05, 2020	Aug. 06, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name		Appian Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38098
Entity Tax Identification Number		54-1956084
Entity Address, Address Line One		7950 Jones Branch Drive
Entity Address, City or Town		McLean,
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		22102
City Area Code		703
Local Phone Number		442-8844
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock
Trading Symbol		APPN
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001441683